Issued capital	9 Months Ended
Mar. 31, 2024
Issued capital [Abstract]
Issued capital
Note 13. Issued capital

	Consolidated
	31 Mar 2024	30 Jun 2023	31 Mar 2024	30 Jun 2023
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid and unrestricted	138,411,731	64,747,477	1,327,668	965,857

Movements in ordinary share capital

Details	Date	Shares	$'000
Opening balance as at	1 July 2023	64,747,477	965,857
Shares issued under Committed Equity Facility		12,887,814	51,417
Shares issued under ATM Facility		60,570,797	318,468
Share based payment - third party issuance		101,084	302
Share based payment - vested shares		104,559	118
Capital raise costs, net of tax		-	(8,494)

Closing balance as at	31 March 2024	138,411,731	1,327,668

At-the-market Facility
On 13 September 2023, Iris Energy Limited (d.b.a. IREN) entered into an At-the-market ("ATM") Sales Agreement with B. Riley Securities, Inc., Cantor Fitzgerald & Co. and Compass Point Research & Trading, LLC, pursuant to which Iris Energy Limited (d.b.a. IREN) has the option, but not the obligation, to sell up to $300,000,000 of its ordinary shares through or to the Brokers, for a period of up to 36 months.
On 21 March 2024, the Company added Canaccord Genuity LLC, Citigroup Global Markets Inc. and Macquarie Capital (USA) Inc. as Sales Agents pursuant to the Sales Agreement and filed a new prospectus supplement relating to the offer and sales of its ordinary shares under the Sales Agreement, which reflected an increase of $200,000,000 in the aggregate offering price, from an aggregate of up to $300,000,000 under the previously filed prospectus supplement relating to the offer and sale of ordinary shares under the Sales Agreement (“the ATM Facility”). As a result, in accordance with the terms of the Sales Agreement, the Company may offer and sell its ordinary shares having an aggregate offering price of up to $500,000,000. As at 31 March 2024, 60,570,797 shares have been issued under the ATM facility raising total gross proceeds of approximately $318,468,000.
During the three month period 55,891,597 ordinary shares were issued under the ATM Facility raising gross proceeds of approximately $294,214,000.
Committed Equity Facility
On 23 September 2022 Iris Energy Limited (d.b.a. IREN) entered into a share purchase agreement with B. Riley Principal Capital II, LLC (“B. Riley”) to establish a committed equity facility (“ELOC”), pursuant to which IREN may, at its option, sell up to US$100 million of ordinary shares to B. Riley over a two-year period. During the three-month period ended 31 March 2024, no shares were issued under the facility and the share purchase agreement was terminated. Effective 15 February 2024, the Company terminated this facility. During the nine month period ended 31 March 2024, 12,887,814 shares were issued under the ELOC facility raising total Gross proceeds of approximately, $51,417,000.

Loan-funded shares
As at 31 March 2024, there are 1,954,049 (30 June 2023: 1,954,049) restricted ordinary shares issued to management under the Employee Share Plan as well as certain non-employee founders of Podtech Innovation Inc. The total number of ordinary shares outstanding (including the loan funded shares) is 140,365,780 as at 31 March 2024 (30 June 2023: 66,701,526).